INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets Tables
Intangible assets	Intangible assets are:
	December 31, 2015	December 31, 2014
Patents and trademarks	$1,706,849	$1,706,849
Accumulated amortization	(636,261)	(488,235)
	$1,070,588	$1,218,614

Future amortization expense

For these assets, amortization expense over the next five years and thereafter is expected to be as follows:

Patent and Trademark Amortization
2016	$141,177
2017	141,177
2018	141,177
2019	141,177
2020	141,177
2021 and thereafter	364,703
$1,070,588